Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2022
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
CIK	dei_EntityCentralIndexKey	0000277751
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Aug. 15, 2022
Document Effective Date	dei_DocumentEffectiveDate	Aug. 16, 2022
Prospectus Date	rr_ProspectusDate	Aug. 16, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Janus Henderson Sustainable Multi-Asset Allocation Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSMFX